Nature of Business, Economic Dependence and Going Concern (Details)			9 Months Ended
	Feb. 26, 2015 $ / shares shares	Feb. 23, 2015 USD ($) shares	Sep. 30, 2015 USD ($) Customers	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Nature of Business, Economic Dependence and Going Concern (Textual)
Retained earnings (Accumulated Deficit) | $				$ (127,893)	$ (74,208)
Number of shares purchased	49,714,654
Unaudited Interim [Member]
Nature of Business, Economic Dependence and Going Concern (Textual)
Entity Incorporation, Date of Incorporation			Apr. 02, 2012
Retained earnings (Accumulated Deficit) | $			$ (1,770,056)	$ (956,868)
Percentage of revenue			59.00%	62.00%
Purchase price | $			$ (72,277)
Number of customer | Customers			1
Share Exchange Agreement [Member] | Unaudited Interim [Member]
Nature of Business, Economic Dependence and Going Concern (Textual)
Warrants issued to purchase of common stock	5,650,000
Share Exchange Agreement [Member] | Papernuts Corporation [Member] | Unaudited Interim [Member]
Nature of Business, Economic Dependence and Going Concern (Textual)
Shares exchange under agreement	1,166,450	1,220,165
Exchange agreement of common stock percentage	95.60%	100.00%
Common stock shares exchange under agreement	49,714,642	(52,000,000)
Share exchange ratio	42.617187019
Number of shares purchased	1,166,540	1,220,165
Stock Purchase Agreement [Member] | Mr. Scott MacRae [Member] | Unaudited Interim [Member]
Nature of Business, Economic Dependence and Going Concern (Textual)
Purchase price | $		$ 75,000
Number of shares purchased		30,000,000
Minimum [Member] | Share Exchange Agreement [Member] | Unaudited Interim [Member]
Nature of Business, Economic Dependence and Going Concern (Textual)
Exercise price of warrants | $ / shares	$ 0.056
Maximum [Member] | Share Exchange Agreement [Member] | Unaudited Interim [Member]
Nature of Business, Economic Dependence and Going Concern (Textual)
Exercise price of warrants | $ / shares	$ 0.075